Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				9 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2022		Dec. 31, 2021
Net Investment Income [Line Items]
Total revenue	¥ 630,028		¥ 626,579		¥ 1,994,844		¥ 1,868,113
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	107,546		102,690		328,308		311,165
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	(14,440)	[1]	13,214	[1]	28,009	[2]	37,536	[2]
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue	¥ 93,106		¥ 115,904		¥ 356,317		¥ 348,701

[1]	Life insurance related investment income for the three months ended December 31, 2021 and 2022 include net unrealized holding a gain of ¥3,008 million and a loss of ¥357 million on equity securities held as of December 31, 2021 and 2022, respectively.
[2]	Life insurance related investment income for the nine months ended December 31, 2021 and 2022 include net unrealized holding a gain of ¥12,096 million and a loss of ¥9,301 million on equity securities held as of December 31, 2021 and 2022, respectively.